AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2025 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES — 14.1%
$2,687,000	American Express Co. Series 2024-1, Class A, 5.23%, 4/15/2029[1]	$2,735,796
	Apidos CLO
1,315,790	Series 2012-11A, Class XR4, 5.28% (3-Month Term SOFR+100 basis points), 4/17/2034[1,2,3]	1,315,790
1,000,000	Series 2020-34A, Class B1R, 6.21% (3-Month Term SOFR+191 basis points), 1/20/2035[1,2,3]	1,000,593
25,249	Atalaya Equipment Leasing Trust Series 2021-1A, Class B, 2.08%, 2/15/2027[1,3]	25,192
2,333,000	BA Credit Card Trust Series 2024-A1, Class A, 4.93%, 5/15/2029[1]	2,364,575
1,000,000	Carmax Auto Owner Trust Series 2022-3, Class C, 4.98%, 2/15/2028[1]	1,001,612
600,000	CBAM Ltd. Series 2018-6A, Class B1R, 6.66% (3-Month Term SOFR+237 basis points), 1/15/2031[1,2,3]	600,928
	Commonbond Student Loan Trust
12,290	Series 2016-B, Class B, 4.00%, 10/25/2040[1,3]	11,530
256,593	Series 2018-CGS, Class A1, 3.87%, 2/25/2046[1,3]	247,626
980,569	Continental Finance Credit Card ABS Master Trust Series 2021-A, Class A, 2.55%, 12/17/2029[3]	976,483
	Credit Acceptance Auto Loan Trust
185,056	Series 2022-3A, Class A, 6.57%, 10/15/2032[1,3]	185,350
1,000,000	Series 2023-1A, Class A, 6.48%, 3/15/2033[1,3]	1,006,293
1,000,000	Series 2024-2A, Class A, 5.95%, 6/15/2034[1,3]	1,016,442
	Crown City CLO
750,000	Series 2022-4A, Class X, 5.39% (3-Month Term SOFR+110 basis points), 4/20/2037[1,2,3]	750,312
750,000	Series 2023-5A, Class X, 5.44% (3-Month Term SOFR+115 basis points), 4/20/2037[1,2,3]	748,831
1,666,667	Eaton Vance CLO Ltd. Series 2019-1A, Class X, 5.35% (3-Month Term SOFR+105 basis points), 7/15/2037[1,2,3]	1,662,313
	Evergreen Credit Card Trust
893,000	Series 2024-CRT4, Class B, 5.25%, 10/15/2028[1,3]	899,480
1,248,000	Series 2024-CRT4, Class C, 5.64%, 10/15/2028[1,3]	1,257,525
314,000	Series 2025-CRT5, Class C, 5.53%, 5/15/2029[1,3]	316,624
	Exeter Automobile Receivables Trust
988,600	Series 2022-1A, Class D, 3.02%, 6/15/2028[1]	976,768
909,000	Series 2022-2A, Class D, 4.56%, 7/17/2028[1]	902,526
	FirstKey Homes Trust
875,000	Series 2020-SFR1, Class C, 1.94%, 8/17/2037[3]	861,609
1,575,000	Series 2020-SFR1, Class F2, 4.28%, 8/17/2037[3]	1,561,123
580,000	Ford Credit Auto Owner Trust Series 2022-C, Class C, 5.22%, 3/15/2030[1]	584,034
1,000,000	GM Financial Consumer Automobile Receivables Trust Series 2023-2, Class B, 4.82%, 10/16/2028[1]	1,006,428

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2025 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
	GreenSky Home Improvement Trust
$265,957	Series 2024-1, Class A2, 5.88%, 6/25/2059[1,3]	$268,173
1,000,000	Series 2025-1A, Class A2, 5.12%, 3/25/2060[1,3]	1,001,522
182,395	HERO Funding Trust Series 2015-2A, Class A, 3.99%, 9/20/2040[1,3]	169,559
1,000,000	HPEFS Equipment Trust Series 2023-2A, Class C, 6.48%, 1/21/2031[1,3]	1,012,520
	JP Morgan Mortgage Trust Series
493,333	Series 2024-HE3, Class M2, 6.35% (30-Day SOFR Average+200 basis points), 2/25/2055[1,2,3]	494,057
907,784	Series 2025-HE1, Class M2, 6.10% (30-Day SOFR Average+175 basis points), 7/20/2055[1,2,3]	906,692
2,000,000	Navient Private Education Refi Loan Trust Series 2019-CA, Class B, 3.67%, 2/15/2068[1,3]	1,866,444
2,000,000	Neuberger Berman CLO Ltd. Series 2017-16SA, Class XR2, 5.26% (3-Month Term SOFR+95 basis points), 4/15/2039[1,2,3]	1,998,876
2,000,000	Park Avenue Institutional Advisers CLO Ltd. Series 2019-2A, Class A2R, 6.26% (3-Month Term SOFR+196 basis points), 10/15/2034[1,2,3]	2,000,315
1,500,000	Race Point CLO Ltd. Series 2015-9A, Class A2R2, 6.01% (3-Month Term SOFR+171 basis points), 10/15/2030[1,2,3]	1,500,195
833,333	Regatta VIII Funding Ltd. Series 2017-1A, Class X, 5.40% (3-Month Term SOFR+110 basis points), 4/17/2037[1,2,3]	831,424
1,000,000	Santander Drive Auto Receivables Trust Series 2022-5, Class D, 5.67%, 12/16/2030[1]	1,010,907
2,000,000	Sixth Street CLO Ltd. Series 2019-13A, Class XR, 5.26% (3-Month Term SOFR+95 basis points), 1/21/2038[1,2,3]	1,992,827
	SoFi Professional Loan Program LLC
500,000	Series 2017-D, Class BFX, 3.61%, 9/25/2040[1,3]	477,487
550,000	Series 2018-A, Class B, 3.61%, 2/25/2042[1,3]	528,092
	Store Master Funding
950,417	Series 2015-1A, Class A2, 4.17%, 4/20/2045[1,3]	949,744
1,143,138	Series 2018-1A, Class A2, 4.29%, 10/20/2048[1,3]	1,121,132
533,333	TCW CLO Ltd. Series 2017-1A, Class XR3, 5.27% (3-Month Term SOFR+95 basis points), 10/29/2034[1,2,3]	533,000
	Tricon American Homes Trust
983,795	Series 2019-SFR1, Class A, 2.75%, 3/17/2038[3]	968,784
1,000,000	Series 2020-SFR1, Class C, 2.25%, 7/17/2038[3]	965,675
1,500,000	Venture CLO Ltd. Series 2019-36A, Class A2R, 5.96% (3-Month Term SOFR+166 basis points), 4/20/2032[1,2,3]	1,501,353

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2025 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$2,000,000	Vibrant CLO Ltd. Series 2019-11A, Class A2R, 6.26% (3-Month Term SOFR+196 basis points), 7/20/2032[1,2,3]	$2,001,246
	Westlake Automobile Receivables Trust
1,274,000	Series 2021-2A, Class E, 2.38%, 3/15/2027[1,3]	1,256,331
1,830,000	Series 2021-3A, Class E, 3.42%, 4/15/2027[1,3]	1,812,917
	TOTAL ASSET-BACKED SECURITIES
	(Cost $51,436,495)	51,185,055
	BANK LOANS — 3.8%
698,750	AAdvantage Loyalty IP Ltd. 6.54% (3-Month Term SOFR+225 basis points), 4/20/2028[1,2,4,5]	691,329
630,037	Aramark Services, Inc. 6.33% (1-Month Term SOFR+250 basis points), 6/24/2030[1,2,4]	630,626
1,325,829	Charter Communications Operating LLC 7.33% (3-Month Term SOFR+200 basis points), 12/9/2030[1,2,4]	1,320,440
1,048,369	Genesee & Wyoming, Inc. 6.30% (3-Month Term SOFR+200 basis points), 4/10/2031[1,2,4]	1,039,851
268,000	Hilcorp Energy I LP 6.32% (1-Month Term SOFR+200 basis points), 2/5/2030[4]	267,958
147,700	ICON Luxembourg Sarl PLC 6.30% (3-Month Term SOFR+200 basis points), 7/3/2028[1,2,4,5]	148,321
997,475	Iron Mountain, Inc. 6.32% (1-Month Term SOFR+225 basis points), 1/31/2031[1,2,4]	993,425
744,260	Medline Borrower LP 6.58% (1-Month Term SOFR+225 basis points), 10/23/2028[1,2,4]	743,691
554,298	PetSmart LLC 8.18% (1-Month Term SOFR+375 basis points), 2/14/2028[1,2,4]	546,791
36,800	PRA Health Sciences, Inc. 6.30% (3-Month Term SOFR+200 basis points), 7/3/2028[1,2,4]	36,954
1,057,000	Quikrete Holdings, Inc. 6.56% (1-Month Term SOFR+225 basis points), 2/10/2032[1,2,4]	1,046,462
89,325	Resideo Funding, Inc. 6.05% (3-Month Term SOFR+200 basis points), 6/13/2031[1,2,4]	89,186
1,593,175	Restaurant Brands International 6.07% (1-Month Term SOFR+175 basis points), 9/23/2030[1,2,4,5]	1,580,804
406,980	Ryan Specialty LLC 6.58% (1-Month Term SOFR+225 basis points), 9/15/2031[1,2,4]	406,522
1,250,368	SBA Senior Finance LLC 6.07% (1-Month Term SOFR+200 basis points), 1/27/2031[1,2,4]	1,250,630
507,938	SkyMiles IP Ltd. 8.56% (3-Month Term SOFR+375 basis points), 10/20/2027[1,2,4,5]	513,749
998,000	Virgin Media Bristol LLC 6.93% (1-Month Term SOFR+250 basis points), 1/31/2028[1,2,4]	972,716
1,137,621	Vistra Operations Co. LLC 6.07% (1-Month Term SOFR+175 basis points), 12/31/2025[1,2,4]	1,135,442

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2025 (Unaudited)

Principal Amount		Value
	BANK LOANS (Continued)
$263,000	XPO, Inc. 6.07% (1-Month Term SOFR+200 basis points), 2/28/2031[1,2,4]	$262,233
	TOTAL BANK LOANS
	(Cost $13,711,332)	13,677,130
	COLLATERALIZED MORTGAGE OBLIGATIONS — 6.7%
	Angel Oak Mortgage Trust
160,977	Series 2019-5, Class A3, 2.92%, 10/25/2049[1,3,6]	158,567
2,000,000	Series 2020-R1, Class B1, 3.67%, 4/25/2053[1,3,6]	1,760,488
79,364	Series 2019-6, Class A3, 2.93%, 11/25/2059[1,3,6]	77,783
137,508	Series 2020-1, Class A3, 2.77%, 12/25/2059[1,3,6]	132,838
1,332,800	Series 2020-3, Class B2, 5.34%, 4/25/2065[1,3,6]	1,227,194
244,850	Series 2020-5, Class A3, 2.04%, 5/25/2065[1,3,6]	235,658
724,446	Series 2020-4, Class M1, 3.80%, 6/25/2065[1,3,6]	678,781
1,290,192	Arroyo Mortgage Trust Series 2019-2, Class M1, 4.76%, 4/25/2049[1,3,6]	1,185,698
	BRAVO Residential Funding Trust
171,558	Series 2021-NQM2, Class A2, 1.28%, 3/25/2060[1,3,6]	164,479
1,286,842	Series 2021-NQM3, Class B1, 3.91%, 4/25/2060[1,3,6]	1,153,843
	Citigroup Mortgage Loan Trust, Inc.
545,159	Series 2015-RP2, Class B4, 4.25%, 1/25/2053[1,3]	531,941
51,231	Series 2018-RP1, Class A1, 3.00%, 9/25/2064[1,3,6]	50,114
1,163,375	COLT Mortgage Loan Trust Series 2021-4, Class A3, 1.65%, 10/25/2066[1,3,6]	958,145
995,053	Credit Suisse Mortgage Capital Trust Series 2019-AFC1, Class M1, 3.06%, 7/25/2049[1,3,6]	796,883
	Deephaven Residential Mortgage Trust
758,364	Series 2021-3, Class A1, 1.19%, 8/25/2066[1,3,6]	657,042
750,388	Series 2021-3, Class A3, 1.55%, 8/25/2066[1,3,6]	653,295
437,013	Series 2021-4, Class A3, 2.24%, 11/25/2066[1,3,6]	377,752
687,413	Series 2022-1, Class A1, 2.21%, 1/25/2067[1,3,6]	617,206
	Ellington Financial Mortgage Trust
1,918,667	Series 2020-1, Class A2, 3.15%, 5/25/2065[1,3,6]	1,870,386
88,579	Series 2020-2, Class A2, 1.49%, 10/25/2065[1,3,6]	82,857
247,325	Series 2021-1, Class A3, 1.11%, 2/25/2066[1,3,6]	213,290
1,275,000	Mill City Mortgage Trust Series 2015-1, Class B1, 3.81%, 6/25/2056[1,3,6]	1,233,118
	New Residential Mortgage Loan Trust
84,445	Series 2020-NQM1, Class A2, 2.72%, 1/26/2060[1,3,6]	79,378
168,890	Series 2020-NQM1, Class A3, 2.77%, 1/26/2060[1,3,6]	158,394
1,261,973	NLT Trust Series 2021-INV2, Class A3, 1.52%, 8/25/2056[1,3,6]	1,084,953
	Residential Mortgage Loan Trust
2,400,615	Series 2020-2, Class A3, 2.91%, 5/25/2060[1,3,6]	2,311,792
833,333	Series 2020-2, Class M1, 3.56%, 5/25/2060[1,3,6]	782,681
83,815	Series 2021-1R, Class A3, 1.20%, 1/25/2065[1,3,6]	79,927
	SG Residential Mortgage Trust
19,317	Series 2019-3, Class A2, 2.88%, 9/25/2059[1,3,6]	19,204

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2025 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$19,993	Series 2019-3, Class A3, 3.08%, 9/25/2059[1,3,6]	$19,877
930,257	Series 2021-1, Class A3, 1.56%, 7/25/2061[1,3,6]	748,355
1,418,858	Series 2020-2, Class M1, 3.19%, 5/25/2065[1,3,6]	1,247,667
1,200,000	Series 2020-2, Class B1, 4.25%, 5/25/2065[1,3,6]	1,070,651
	Starwood Mortgage Residential Trust
671,460	Series 2021-4, Class A1, 1.16%, 8/25/2056[1,3,6]	600,299
351,154	Series 2021-4, Class A3, 1.58%, 8/25/2056[1,3,6]	314,337
371,465	Series 2021-1, Class A1, 1.22%, 5/25/2065[1,3,6]	345,167
598,715	TRK Trust Series 2021-INV1, Class A3, 1.56%, 7/25/2056[1,3,6]	525,819
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $27,098,028)	24,205,859
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 11.8%
524,468	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3, Class A3, 3.31%, 2/15/2050[1]	511,885
1,000,000	Benchmark Mortgage Trust Series 2019-B12, Class A4, 2.86%, 8/15/2052[1]	922,602
1,500,000	BFLD Trust Series 2020-EYP, Class D, 7.38% (1-Month Term SOFR+307 basis points), 10/15/2035[2,3,7]	0
	BX Trust
700,000	Series 2021-MFM1, Class D, 5.93% (1-Month Term SOFR+161 basis points), 1/15/2034[2,3]	695,234
1,200,000	Series 2021-LBA, Class FJV, 6.83% (1-Month Term SOFR+252 basis points), 2/15/2036[2,3]	1,170,000
948,972	Series 2021-LBA, Class FV, 6.83% (1-Month Term SOFR+252 basis points), 2/15/2036[2,3]	925,247
800,000	Series 2021-VOLT, Class F, 6.83% (1-Month Term SOFR+251 basis points), 9/15/2036[2,3]	788,000
1,500,000	Series 2021-PAC, Class F, 6.83% (1-Month Term SOFR+251 basis points), 10/15/2036[2,3]	1,466,250
980,000	Series 2021-VINO, Class E, 6.39% (1-Month Term SOFR+207 basis points), 5/15/2038[2,3]	976,019
1,402,780	Series 2021-SOAR, Class F, 6.78% (1-Month Term SOFR+246 basis points), 6/15/2038[2,3]	1,396,643
1,050,000	Series 2021-XL2, Class F, 6.68% (1-Month Term SOFR+236 basis points), 10/15/2038[2,3]	1,044,750
770,000	Series 2022-LP2, Class E, 6.93% (1-Month Term SOFR+261 basis points), 2/15/2039[2,3]	767,113
864,703	Series 2024-XL5, Class C, 6.26% (1-Month Term SOFR+194 basis points), 3/15/2041[2,3]	863,893
845,283	Series 2024-CNYN, Class C, 6.26% (1-Month Term SOFR+194 basis points), 4/15/2041[2,3]	843,698
600,000	CAMB Commercial Mortgage Trust Series 2019-LIFE, Class F, 7.17% (1-Month Term SOFR+285 basis points), 12/15/2037[2,3]	598,875

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2025 (Unaudited)

Principal Amount		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
$1,000,000	CD Mortgage Trust Series 2017-CD6, Class A5, 3.46%, 11/13/2050[1]	$961,179
2,026,123	CFCRE Commercial Mortgage Trust Series 2016-C3, Class XA, 0.95%, 1/10/2048[1,6,8]	6,587
1,282,707	COMM Mortgage Trust Series 2015-DC1, Class AM, 3.72%, 2/10/2048[1]	1,263,479
	Credit Suisse Mortgage Capital Trust
3,778,236	Series 2020-NET, Class X, 1.10%, 8/15/2037[3,6]	13,666
1,400,000	Series 2020-NET, Class B, 2.82%, 8/15/2037[3]	1,371,957
1,000,000	Deutsche Bank Commercial Mortgage Series 2016-C3, Class A5, 2.89%, 8/10/2049[1]	973,476
2,165,376	Extended Stay America Trust Series 2021-ESH, Class C, 6.13% (1-Month Term SOFR+181 basis points), 7/15/2038[2,3]	2,162,669
	Freddie Mac Multifamily Structured Pass-Through Certificates
32,796	Series K043, Class X3, 4.40%, 2/25/2043[1,6,8]	0
1,628,544	Series K046, Class X3, 1.58%, 4/25/2043[1,6,8]	16
900,000	Series K050, Class X3, 1.56%, 10/25/2043[1,6,8]	5,808
1,100,000	Series K052, Class X3, 1.62%, 1/25/2044[1,6,8]	11,932
1,721,882	Series K097, Class X3, 2.02%, 9/25/2046[1,6,8]	130,789
	Government National Mortgage Association
2,164,418	Series 2013-139, Class IO, 0.34%, 10/16/2054[1,6,8]	49,593
228,864	Series 2013-175, Class IO, 0.15%, 5/16/2055[1,6,8]	385
140,522	Series 2014-120, Class IO, 0.42%, 4/16/2056[1,6,8]	1,345
2,178,880	Series 2017-185, Class IO, 0.55%, 4/16/2059[1,6,8]	77,501
3,058,819	Series 2017-169, Class IO, 0.58%, 1/16/2060[1,6,8]	96,775
1,988,163	Series 2018-41, Class IO, 0.57%, 5/16/2060[1,6,8]	66,228
3,340,411	Series 2018-52, Class IO, 0.60%, 7/16/2060[1,6,8]	144,186
1,057,180	Series 2019-8, Class IO, 0.76%, 11/16/2060[1,6,8]	57,242
16,777,942	Series 2020-8, Class IO, 0.53%, 1/16/2062[1,6,8]	573,287
	GS Mortgage Securities Trust
1,439,000	Series 2016-GS4, Class A4, 3.44%, 11/10/2049[1,6]	1,407,733
1,610,000	Series 2017-GS7, Class A4, 3.43%, 8/10/2050[1]	1,548,088
1,064,938	Series 2018-GS9, Class A3, 3.73%, 3/10/2051[1]	1,034,450
699,798	GS Mortgage-Backed Securities Trust Series 2024-HE2, Class A1, 5.84% (30-Day SOFR Average+150 basis points), 1/25/2055[1,2,3]	699,204
1,675,000	LCCM Mortgage Trust Series 2017-LC26, Class A4, 3.55%, 7/12/2050[1,3]	1,621,574
1,050,000	Life Mortgage Trust Series 2021-BMR, Class F, 6.78% (1-Month Term SOFR+246 basis points), 3/15/2038[2,3]	1,028,725
480,000	MHC Commercial Mortgage Trust Series 2021-MHC, Class F, 7.03% (1-Month Term SOFR+272 basis points), 4/15/2038[2,3]	478,800
1,000,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32, Class A4, 3.72%, 12/15/2049[1]	979,145

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2025 (Unaudited)

Principal Amount		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
$1,000,000	NYC Commercial Mortgage Trust Series 2024-3ELV, Class A, 6.31% (1-Month Term SOFR+199 basis points), 8/15/2029[2,3]	$1,003,564
1,355,644	OPG Trust Series 2021-PORT, Class F, 6.38% (1-Month Term SOFR+206 basis points), 10/15/2036[2,3]	1,347,171
1,500,000	SMRT Series 2022-MINI, Class E, 7.02% (1-Month Term SOFR+270 basis points), 1/15/2039[2,3]	1,445,625
1,232,987	SREIT Trust Series 2021-MFP, Class F, 7.06% (1-Month Term SOFR+274 basis points), 11/15/2038[2,3]	1,214,492
	UBS Commercial Mortgage Trust
1,400,000	Series 2017-C5, Class A5, 3.47%, 11/15/2050[1]	1,335,880
1,000,000	Series 2018-C10, Class A4, 4.31%, 5/15/2051[1]	976,288
1,000,000	Series 2019-C16, Class A4, 3.61%, 4/15/2052[1]	949,139
11,520,304	Series 2019-C18, Class XA, 0.99%, 12/15/2052[1,6,8]	379,928
	Wells Fargo Commercial Mortgage Trust
1,169,986	Series 2016-LC24, Class A4, 2.94%, 10/15/2049[1]	1,140,748
1,500,000	Series 2016-NXS6, Class A4, 2.92%, 11/15/2049[1]	1,457,094
500,000	Series 2019-C50, Class A5, 3.73%, 5/15/2052[1]	475,141
1,675,472	Series 2015-LC22, Class XA, 0.71%, 9/15/2058[1,6,8]	1,588
1,500,000	Series 2016-LC25, Class A4, 3.64%, 12/15/2059[1]	1,472,747
	WFRBS Commercial Mortgage Trust
2,887,317	Series 2014-C21, Class XB, 0.46%, 8/15/2047[1,6,8]	6,176
6,400,000	Series 2014-C22, Class XB, 0.42%, 9/15/2057[1,6,8]	24,198
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $44,206,147)	42,965,807
	COMMERCIAL PAPERS — 0.5%
	New Jersey Transportation Trust Fund Authority
1,000,000	5.09%, 6/15/2025	1,000,896
1,000,000	4.61%, 6/15/2026	1,003,554
	TOTAL COMMERCIAL PAPERS
	(Cost $2,000,000)	2,004,450
	CORPORATE BONDS — 26.2%
	COMMUNICATIONS — 0.8%
1,000,000	NBN Co., Ltd. 4.00%, 10/1/2027[1,3,5]	990,190
500,000	Netflix, Inc. 4.37%, 11/15/2026	500,736
1,505,000	T-Mobile USA, Inc. 2.25%, 2/15/2026[1]	1,474,143
		2,965,069

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2025 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	CONSUMER DISCRETIONARY — 3.2%
$750,000	American Builders & Contractors Supply Co., Inc. 4.00%, 1/15/2028[1,3]	$716,352
1,200,000	Ford Motor Credit Co. LLC 3.38%, 11/13/2025[1]	1,185,588
	General Motors Financial Co., Inc.
1,000,000	5.40%, 5/8/2027	1,009,489
1,000,000	5.35%, 7/15/2027	1,008,112
1,000,000	5.50% (SOFR Index+117 basis points), 4/4/2028[2]	998,476
1,000,000	5.35%, 1/7/2030[1]	997,032
500,000	Hilton Domestic Operating Co., Inc. 5.37%, 5/1/2025[1,3]	498,315
	Hyundai Capital America
1,000,000	5.33% (SOFR+99 basis points), 3/25/2027[2,3]	999,195
1,000,000	4.30%, 9/24/2027[3]	987,865
1,488,000	International Game Technology PLC 4.13%, 4/15/2026[1,3,5]	1,470,207
299,000	Taylor Morrison Communities, Inc. 5.75%, 1/15/2028[1,3]	298,272
480,000	United Airlines, Inc. 4.37%, 4/15/2026[1,3]	472,742
1,000,000	Volkswagen Group of America Finance LLC 4.90%, 8/14/2026[3]	1,000,919
		11,642,564
	CONSUMER STAPLES — 0.4%
400,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC 3.25%, 3/15/2026[1,3]	391,057
1,000,000	Philip Morris International, Inc. 4.38%, 11/1/2027	999,243
		1,390,300
	ENERGY — 1.4%
529,000	Buckeye Partners LP 3.95%, 12/1/2026[1]	515,560
1,000,000	Chevron USA, Inc. 4.81% (SOFR Index+47 basis points), 2/26/2028[2]	1,001,964
	DCP Midstream Operating LP
327,000	5.37%, 7/15/2025[1]	327,180
149,000	5.62%, 7/15/2027[1]	151,441
303,000	EnerSys 4.38%, 12/15/2027[1,3]	293,362
777,000	EQT Corp. 3.13%, 5/15/2026[1,3]	763,073
1,000,000	ONEOK, Inc. 4.25%, 9/24/2027[1]	990,674

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2025 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	ENERGY (Continued)
$1,000,000	Western Midstream Operating LP 3.95%, 6/1/2025[1]	$998,111
		5,041,365
	FINANCIALS — 13.1%
1,000,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.88%, 4/1/2028[1,5]	1,002,883
1,000,000	Avolon Holdings Funding Ltd. 4.95%, 1/15/2028[1,3,5]	995,233
	Bank of America Corp.
1,500,000	1.73% (SOFR+96 basis points), 7/22/2027[1,6]	1,445,370
1,000,000	4.98% (SOFR+83 basis points), 1/24/2029[1,6]	1,009,494
1,000,000	5.17% (SOFR+83 basis points), 1/24/2029[1,2]	1,000,910
1,500,000	5.82% (SOFR+157 basis points), 9/15/2029[1,6]	1,552,878
	Barclays PLC
1,000,000	7.32% (USD 1 Year Tsy+305 basis points), 11/2/2026[1,5,6]	1,014,223
1,000,000	5.09% (SOFR+96 basis points), 2/25/2029[1,5,6]	1,006,304
1,000,000	Capital One Financial Corp. 5.70% (SOFR+190 basis points), 2/1/2030[1,6]	1,020,570
	Citigroup, Inc.
2,000,000	5.61% (SOFR+155 basis points), 9/29/2026[1,6]	2,009,254
1,000,000	4.79% (SOFR+87 basis points), 3/4/2029[1,6]	1,001,487
914,000	Danske Bank A/S 5.02% (USD 1 Year Tsy+93 basis points), 3/4/2031[1,3,5,6]	914,902
	Deutsche Bank A.G.
835,000	5.71% (SOFR+159 basis points), 2/8/2028[1,5,6]	847,448
1,000,000	5.37% (SOFR+121 basis points), 1/10/2029[1,5,6]	1,010,266
	Goldman Sachs
1,000,000	5.41% (SOFR+75 basis points), 5/21/2027[1,6]	1,009,252
1,000,000	5.73% (SOFR+126 basis points), 4/25/2030[1,6]	1,031,882
	HSBC Holdings PLC
2,000,000	4.90% (SOFR+103 basis points), 3/3/2029[1,5,6]	2,003,254
1,000,000	5.63% (SOFR+129 basis points), 3/3/2031[1,2,5]	1,010,020
	ING Groep N.V.
1,000,000	4.86% (SOFR+101 basis points), 3/25/2029[1,5,6]	1,002,837
1,800,000	5.33% (SOFR Index+101 basis points), 3/25/2029[1,2,5]	1,798,598
2,000,000	JPMorgan Chase & Co. 5.20% (SOFR+86 basis points), 10/22/2028[1,2]	2,009,198
1,000,000	MassMutual Global Funding 5.10%, 4/9/2027[3]	1,014,972
1,000,000	MassMutual Global Funding II 4.45%, 3/27/2028[3]	1,001,469
	Morgan Stanley Bank N.A.
2,000,000	5.02% (SOFR+69 basis points), 10/15/2027[1,2]	2,003,308
665,000	4.97% (SOFR+93 basis points), 7/14/2028[1,6]	670,477
1,000,000	5.02% (SOFR+91 basis points), 1/12/2029[1,6]	1,011,124

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2025 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$1,000,000	5.17% (SOFR+145 basis points), 1/16/2030[1,6]	$1,012,459
2,000,000	National Bank of Canada 4.70% (SOFR+56 basis points), 3/5/2027[1,5,6]	2,002,040
1,000,000	Northwestern Mutual Global Funding 4.49%, 3/21/2028[3]	1,002,925
371,000	OneMain Finance Corp. 3.50%, 1/15/2027[1]	355,519
1,266,000	Penske Truck Leasing Co. Lp / PTL Finance Corp. 6.05%, 8/1/2028[1,3]	1,313,231
940,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 5.75%, 5/24/2026[1,3]	950,350
1,000,000	PNC Bank N.A. 4.84% (SOFR+50 basis points), 1/15/2027[1,2]	1,001,249
1,000,000	Pricoa Global Funding 4.40%, 8/27/2027[3]	1,000,356
500,000	Principal Life Global Funding 4.60%, 8/19/2027[3]	500,930
703,000	RLJ Lodging Trust LP 3.75%, 7/1/2026[1,3]	687,309
	UBS A.G.
1,000,000	4.86% (SOFR+72 basis points), 1/10/2028[1,5,6]	1,004,306
1,500,000	5.62% (USISSO01+134 basis points), 9/13/2030[1,3,5,6]	1,538,507
800,000	VICI Properties LP / VICI Note Co., Inc. 4.25%, 12/1/2026[1,3]	791,017
	Wells Fargo & Co.
2,000,000	3.91% (SOFR+132 basis points), 4/25/2026[1,6]	1,998,758
1,000,000	5.24% (SOFR+111 basis points), 1/24/2031[1,6]	1,015,572
		47,572,141
	HEALTH CARE — 1.5%
1,165,000	CVS Health Corp. 4.30%, 3/25/2028[1]	1,149,621
1,000,000	GlaxoSmithKline Capital PLC 4.84% (SOFR+50 basis points), 3/12/2027[2,5]	1,001,891
	HCA, Inc.
1,000,000	5.37%, 9/1/2026[1]	1,005,349
1,000,000	5.21% (SOFR+87 basis points), 3/1/2028[1,2]	1,005,839
	IQVIA, Inc.
510,000	5.00%, 10/15/2026[1,3]	506,310
1,000,000	5.00%, 5/15/2027[1,3]	985,002
		5,654,012
	INDUSTRIALS — 0.6%
1,000,000	BAE Systems PLC 5.12%, 3/26/2029[1,3,5]	1,014,165
542,000	Herc Holdings, Inc. 5.50%, 7/15/2027[1,3]	538,913

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2025 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	INDUSTRIALS (Continued)
$250,000	Vertiv Group Corp. 4.13%, 11/15/2028[1,3]	$237,986
400,000	XPO, Inc. 6.25%, 6/1/2028[1,3]	404,359
		2,195,423
	MATERIALS — 2.1%
	Glencore Funding LLC
2,575,000	1.63%, 9/1/2025[1,3]	2,540,665
1,500,000	5.11% (SOFR Index+75 basis points), 10/1/2026[2,3]	1,500,936
1,000,000	5.34%, 4/4/2027[3]	1,012,237
	Rio Tinto Finance USA PLC
1,000,000	4.37%, 3/12/2027[5]	1,002,059
1,000,000	5.15% (SOFR Index+84 basis points), 3/14/2028[2,5]	1,004,180
536,000	SNF Group SACA 3.13%, 3/15/2027[1,3,5]	508,148
		7,568,225
	TECHNOLOGY — 2.1%
1,500,000	Dell International LLC / EMC Corp. 4.75%, 4/1/2028[1]	1,505,605
	Hewlett Packard Enterprise Co.
1,000,000	4.45%, 9/25/2026	997,410
1,000,000	4.55%, 10/15/2029[1]	988,232
1,000,000	Oracle Corp. 3.25%, 11/15/2027[1]	968,920
	Synopsys, Inc.
1,500,000	4.55%, 4/1/2027[1]	1,505,310
1,500,000	4.65%, 4/1/2028[1]	1,507,542
		7,473,019
	UTILITIES — 1.0%
800,000	Consolidated Edison Co. of New York, Inc. 4.86% (SOFR Index+52 basis points), 11/18/2027[2]	804,402
1,000,000	Georgia Power Co. 4.62% (SOFR Index+28 basis points), 9/15/2026[2]	1,000,255
1,000,000	NextEra Energy Capital Holdings, Inc. 4.85%, 2/4/2028	1,011,175
903,000	Public Service Enterprise Group, Inc. 4.90%, 3/15/2030[1]	906,255
		3,722,087
	TOTAL CORPORATE BONDS
	(Cost $94,977,589)	95,224,205
	U.S. GOVERNMENT AND AGENCIES — 27.7%
	United States Treasury Note

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2025 (Unaudited)

Principal Amount		Value
	U.S. GOVERNMENT AND AGENCIES (Continued)
$10,000,000	3.50%, 9/15/2025	$9,968,910
5,000,000	4.50%, 3/31/2026	5,020,195
5,000,000	4.13%, 6/15/2026	5,006,445
10,000,000	4.62%, 9/15/2026	10,091,020
10,000,000	4.25%, 3/15/2027	10,058,980
10,000,000	4.13%, 9/30/2027	10,052,340
10,000,000	4.00%, 2/29/2028	10,022,660
10,000,000	4.37%, 11/30/2028	10,146,480
10,000,000	4.00%, 1/31/2029	10,016,800
10,000,000	4.25%, 2/28/2029	10,107,420
10,000,000	4.00%, 7/31/2029	10,014,840
	TOTAL U.S. GOVERNMENT AND AGENCIES
	(Cost $99,656,252)	100,506,090

Number of Shares
	SHORT-TERM INVESTMENTS — 9.9%
36,173,326	Goldman Sachs Financial Square Government Fund - Institutional Class 4.18%[9]	36,173,326
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $36,173,326)	36,173,326
	TOTAL INVESTMENTS — 100.7%
	(Cost $369,259,169)	365,941,922
	Liabilities in Excess of Other Assets — (0.7)%	(2,718,787)
	TOTAL NET ASSETS — 100.0%	$363,223,135

LLC – Limited Liability Company
LP – Limited Partnership
PLC – Public Limited Company
IO – Interest Only

[1]Callable.
[2]Floating rate security.
[3]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $118,572,908, which represents 32.6% of total net assets of the Fund.
[4]Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR"), (iii) the Certificate of Deposit rate, or (iv) Secured Overnight Financing Rate ("SOFR"). Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
[5]Foreign security denominated in U.S. Dollars.
[6]Variable rate security. Rate shown is the rate in effect as of March 31, 2025.
[7]The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
[8]Interest-only security.
[9]The rate is the annualized seven-day yield at period end.